Equity - contributed equity - Summary of movements in ordinary share capital (Detail) - AUD ($)								12 Months Ended
	Jun. 30, 2019	Nov. 23, 2018	Nov. 09, 2018	Oct. 24, 2018	Dec. 31, 2017	Nov. 30, 2017	Nov. 17, 2017	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of classes of share capital [line items]
Share issue transaction costs								$ (340,000)		$ (18,000)
Issue price					$ 0.000	$ 0.370	$ 0.000
Beginning Balance								19,242,000	$ 25,338,000	33,931,000
Issue of shares								5,406,000	30,000
Ending balance	$ 14,195,000							$ 14,195,000	$ 19,242,000	25,338,000
Acquisition of Glioblast Pty Ltd [member]
Disclosure of classes of share capital [line items]
Issue price			$ 0.440
Contributed equity [member]
Disclosure of classes of share capital [line items]
Beginning Balance								48,409,621	483,287,914
Share issue transaction costs								$ (340,065)		$ (18,000)
Ending Balance	62,166,673							62,166,673	48,409,621	483,287,914
Beginning Balance								$ 31,575,824	$ 193,769,409	$ 191,301,000
Share consolidation - note 1									0
Issue of shares								5,406,000	29,600
Cancellation of share capital - note 2									(162,223,185)
Ending balance	$ 36,641,519							$ 36,641,519	$ 31,575,824	$ 193,769,409
Contributed equity [member] | Share consolidation [member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding									(434,958,293)
Contributed equity [member] | Acquisition of Glioblast Pty Ltd [member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding								2,820,824
Issue of shares								$ 1,250,000
Share Placement [member]
Disclosure of classes of share capital [line items]
Issue price				$ 0.380
Share Placement [member] | Contributed equity [member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding								8,900,001
Issue of shares								$ 3,382,000
Share purchase plan [member]
Disclosure of classes of share capital [line items]
Issue price		$ 0.380
Share purchase plan [member] | Contributed equity [member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding								2,036,227
Issue of shares								$ 773,760
Share issue transaction costs [member]
Disclosure of classes of share capital [line items]
Issue price	$ 0.000
Scientific Advisory Board [member] | Contributed equity [member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding									80,000